Net Income per Common Share (Tables)	1 Months Ended
Jun. 30, 2012
Net Income per Common Share
Schedule of basic and diluted net income per share of common stock

Numerator:
Net income attributable to common stockholders and participating securities for basic and diluted earnings per share	$4,261

Denominator:
Weighted average shares of common stock outstanding	10,277,830
Weighted average participating securities	56,994
Denominator for basic and diluted earnings per share—weighted average shares of common stock outstanding and common stock equivalents outstanding	10,334,824

Basic and diluted net income per weighted average share of common stock	$0.41